Stock Award Plans and Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

Stock option activity under the Stock Option Plans during the years ended December 31, 2018 and 2017 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Intrinsic Value
Balance at January 1, 2017	8,211	$15.40	7.10	$132,121
Granted	7,020	79.70
Forfeited or cancelled	(261)	29.15
Exercised	(2,670)	10.10

Balance at December 31, 2017	12,300	52.96	8.65	$732,399
Granted	12,506	92.10
Forfeited or cancelled	(454)	93.30
Expired	(188)	50.70
Exercised	(39)	116.10

Balance at December 31, 2018	24,125	$72.60	8.51	$157,260
Options exercisable at December 31, 2017	4,728	$20.72	5.68	$99,879

Options exercisable at December 31, 2018	11,223	$58.50	7.74	$141,506

Schedule of Grant Date Fair Value

The assumptions underlying the calculation of grant date fair value per share are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2019	2018	2019	2018
Number of options granted	150	1,366	6,033	9,266
Weighted-average expected volatility	63.45%	60%-61%	62.56%	60%-62%
Weighted-average risk-free interest rate	1.90%	2.73%-2.78%	2.16%	2.73%-3.04%
Weighted-average expected option term (in years)	6.25	6.25	6.46	6.25-9.92
Weighted-average dividend yield	—%	—%	—%	—%
Weighted-average fair value per share of grants	$13.80	$42.90	$19.20	$60.60

The assumptions underlying the calculation of grant date fair value are as follows:

	2018	2017
Volatility	60.00%-61.96%	62.71%-80.00%
Risk-free interest rate	2.65%-3.17%	0.58%-2.29%
Weighted-average expected option term (in years)	6.25-9.92	5.75-6.25
Dividend yield	— %	— %

Summary of Restricted Stock Activity

Restricted stock activity for the years ended December 31, 2018 and 2017 is summarized below:

	Number of Shares	Weighted average grant date fair value	Weighted average remaining contractual life (in years)
Outstanding as January 1, 2017	—	$—	—
Awarded	1,550	202.50
Vested	(10)	202.50
Canceled	(67)	202.50
Outstanding as December 31, 2017	1,473	202.50	6.75
Awarded	1,836	98.10
Vested	(2,034)	144.90
Canceled	—	—

Outstanding as of December 31, 2018	1,275	$144.00	1.39

Summary of Restricted Stock Unit Activity

Restricted stock unit activity for the year ended December 31, 2018 is summarized below:

	Number of Shares	Weighted average grant date fair value	Weighted average remaining contractual life (in years)
Outstanding as of January 1, 2018	—	—	—
Awarded	3,457	106.80
Vested	(2,187)	110.40
Canceled	—	—

Outstanding as of December 31, 2018	1,270	100.50	1.49

Schedule of Stock-based Compensation Expense

The Company recognized stock-based compensation expense related to the issuance of stock option awards to employees and non-employees, restricted stock awards to employees and directors, and restricted stock units to employees, in the statements of operations as follow:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and development	$29,100	$24,241	$94,550	$77,528
Selling, general and administrative	117,851	126,640	645,754	565,433

Total	$146,951	$150,881	$740,304	$642,961

The Company recognized stock-based compensation expense related to the issuance of stock option awards to employees and non-employees and restricted stock awards to employees and directors, and restricted stock units to employees in the statements of operations as follows:

	2018	2017
Research and development	$103,457	$12,382
Selling, general and administrative	711,209	267,126

Total	$814,666	$279,508